Note 7 - Significant Customers	12 Months Ended
Dec. 31, 2011
Concentration Risk Disclosure [Text Block]
Note 7. SIGNIFICANT CUSTOMERS

The Company’s largest customer accounted for 22%, 29% and 35% of total revenues in 2011, 2010 and 2009, respectively, and 41% and 24% of total accounts receivable as of December 31, 2011 and December 31, 2010, respectively.   The second largest customer accounted for 16%, 9% and 10% of the total revenue in 2011, 2010 and 2009, respectively, and 14% and 23% of the total accounts receivable as of December 31, 2011 and December 31, 2010, respectively.  The third largest customer accounted for 14%, 10% and 10% of total revenue in 2011, 2010 and 2009. respectively and 9% and 13% of the total accounts receivable as of December 31, 2011 and December 2010 respectively.  The next largest customer accounted for 12%, 21% and 15% of the total revenue in 2011, 2010 and 2009, respectively, and 8% and 10% of the total accounts receivable as of December 31, 2011 and December 2010, respectively.   No other customer accounted for more than 10% of sales in 2011, 2010 or 2009.